Contract Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Contract liability balances
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2021	2020
Balance, beginning of year	$6,730,287	$6,730,287
Regional licensing agreement	—	—
Revenue recognized	—	—
Balance, end of year	$6,730,287	$6,730,287

Contract liability - current	—	—
Contract liability - non-current	6,730,287	6,730,287
	$6,730,287	$6,730,287